Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Details of Amounts Presented in Different Currency
(i) Foreign exchange risk
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities exposed to other currencies were as follows:

Balance sheet	12/31/2024	12/31/2023
Cash and cash equivalents	96,259	486,977
Financial instruments at fair value through profit or loss	102,626	606
Accounts receivable	171,744	5,927
Taxes recoverable	18,940	—
Other receivables	25,921	2,381

Current assets	415,490	495,891
Financial instruments at fair value through profit or loss	120,846	—
Financial instruments at amortized cost	6,991	—
Other receivables	1,949	(29)
Investments accounted for using the equity method	55,081	—
Deferred taxes	10,313	—
Lease, property and equipment	89,130	2,684
Non-current assets	284,310	2,655
Trade payables	11,527	589
Leases	12,038	—
Accounts payable	6,402	—
Loans and obligations	7,200	6,993
Labor and social security obligations	69,235	5,485
Taxes and contributions payable	19,705	—

Current liabilities	126,107	13,067
Other payables	309	242
Loans and obligations	577,982	424,340
Lease	40,531	940
Labor and secutiry obligations	341	—
Deferred taxes	496	—

Non-current liabilities	619,659	425,522

Net Equity exposed to other currencies (comprised as below)	(45,966)	59,957

Net Equity exposed to US Dollars	(260,868)	59,957

Net Equity exposed to Euros	2,096	—

Net Equity exposed to Pounds	15,445	—

Net Equity exposed to Chilean Pesos	120,484	—

Net Equity exposed to Uruguayan Pesos	1,239	—

Net Equity exposed to Colombian Pesos	13,352	—

Net Equity exposed to Argentine Pesos	12,706	—

Net Equity exposed to Mexican Pesos	11,366	—

Net Equity exposed to Peruvian Sols	38,214	—

Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement
The aggregate net foreign exchange gains/losses recognized in profit or loss were:

Net foreign exchange result	12/31/2024	12/31/2023	12/31/2022
Financial revenue	—	742	2,514
Financial expense	(20,807)	(775)	(2,986)

Net foreign exchange result, net	(20,807)	(33)	(472)

Summary of Detail of Net Debt
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2024	12/31/2023
Cash and cash equivalents	223,302	660,305
Financial instruments at fair value through profit or loss (i)	1,531,036	1,168,355
Trade payables	(11,527)	(1,869)
Labor and social security obligations	(191,063)	(106,863)
Accounts payable	(38,667)	(6,020)
Lease liabilities	(119,455)	(72,812)
Convertible preferred shares	(577,982)	(431,334)
Commercial notes	(55,150)	(73,189)
Consideration payable	(10,542)	(48,199)
Other obligations	(7,202)	—
Retirement plans liabilities	(374,813)	(85,554)

Net debt	367,937	1,002,820
The contingent consideration was not included in the net debt calculation since, subjected to certain conditions, the obligation will be settled by shares held in treasury or shares to be issued by Vinci Compass.

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities				Other assets
	Payables	Loans and obligations	Retirement plans	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2022	(99,275)	(175,290)	—	(86,211)	136,581	1,243,764

Cash flow	(15,477)	20,864	(82,734)	25,830	522,328	(172,629)
Fair value and monetary adjustments	—	(28,686)	(2,820)	(2,737)	1,396	97,220
Addition and finance expenses accrual	—	(450,493)	—	—	—	—
Foreign exchange adjustments	—	16,513	—	—	—	—
Other changes (i)	—	—	—	(9,694)	—	—

December 31, 2023	(114,752)	(617,092)	(85,554)	(72,812)	660,305	1,168,355

Cash flow and dividends provision	(126,505)	112,315	(279,770)	29,406	(512,354)	269,443
Fair value and monetary adjustments	—	(37,998)	(9,489)	—	31,955	93,238
Addition and finance expenses accrual	—	(184,292)	—	(76,049)	—	—
Foreign exchange adjustments	—	(134,475)	—	—	43,396	—
Other changes (i)	—	—	—	—	—	—

December 31, 2024	(241,257)	(861,542)	(374,813)	(119,455)	223,302	1,531,036

(i)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which are being presented as in other comprehensive income statements.

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
Maturities of financial liabilities
Except for the retirement plans liabilities, the tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2024	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(11,527)	—	—	(11,527)	(11,527)
Labor and social security obligations	(182,071)	(6,372)	(2,620)	(191,063)	(191,063)
Lease liabilities	(33,303)	(40,669)	(60,054)	(134,025)	(119,455)
Accounts payable	(38,667)	—	—	(38,667)	(38,667)
Loans and obligations	(72,303)	(150,003)	(1,065,615)	(1,287,921)	(861,542)

Total	(337,871)	(197,044)	(1,128,289)	(1,663,203)	(1,222,254)

Contractual maturities of financial liabilities at December 31, 2023	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(1,869)	—	—	(1,869)	(1,869)
Labor and social security obligations	(101,505)	(2,458)	(2,900)	(106,863)	(106,863)
Lease liabilities	(24,381)	(32,786)	(36,017)	(93,184)	(72,812)
Accounts payable	(6,020)	—	—	(6,020)	(6,020)
Loans and obligations	(114,390)	(182,178)	(783,572)	(1,080,140)	(617,092)

Total	(248,165)	(217,422)	(822,489)	(1,288,076)	(804,656)

Summary of Maturity Analysis of Lease Liabilities

Contractual maturities of financial liabilities At 31 December 2024	Brazil	USA	Others	Total contractual cash flows	Carrying amount non-current liabilities
2026	(11,903)	(4,307)	(5,359)	(21,569)	(20,951)
2027	(10,580)	(4,449)	(4,068)	(19,097)	(16,287)
2028	(10,580)	(4,914)	(1,995)	(17,490)	(13,789)
2029	(10,580)	(5,141)	(1,517)	(17,238)	(12,749)
2030	(6,172)	(5,311)	(1,666)	(13,148)	(10,201)
2031	—	(5,486)	(62)	(5,548)	(5,548)
2032	—	(5,667)	—	(5,667)	(5,667)
2033	—	(962)	—	(962)	(962)

Total	(49,815)	(36,238)	(14,668)	(100,721)	(86,152)

Contractual maturities of financial liabilities At 31 December 2023	Brazil	USA	Others	Total contractual cash flows	Carrying amount non-current liabilities
2025	(21,532)	—	—	(21,532)	(18,764)
2026	(11,034)	—	—	(11,304)	(9,510)
2027	(10,051)	—	—	(10,051)	(6,535)
2028	(10,051)	—	—	(10,051)	(5,786)
2029	(10,051)	—	—	(10,051)	(5,123)
2030	(5,863)	—	—	(5,863)	(2,713)

Total	(68,582)	—	—	(68,582)	(48,431)

Summary of Risk factors related to its investments

			Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2024	12/31/2023
Current inflation	Inflation index	-100bps	3.1	12.3
Exchange traded real estate funds	Share prices	-10%	(12.4)	(14.4)
Brazilian stock prices	Share prices	-10%	(4.4)	(9.3)
Fixed-rate offshore rates	US yield curve	-100bps	(53.0)	(34.9)
Foreign exchange rate	Foreign exchange rates	10%(***)	(9.4)	(0.4)
Domestic base overnight rate	Domestic base overnight rate	-100bps	(4.2)	(6.0)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars